Master Trust - Statements of Changes in Net Assets of the Master Trust (Details) - 401(k) Retirement Savings Account Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Master Trust
Net investment income	$ 1,761,688	$ 1,381,092
Interest from loans	12,513	7,755
Benefit payments	(1,282,464)	(1,076,813)
Administrative expenses	(4,894)	(3,242)
Net change	1,269,299	1,013,339
Beginning of year	11,808,757	8,445,035
Net transfer out of Company Stock Investment Fund		2,350,383
End of year	13,078,056	11,808,757
Nonconsolidated, Master Trust [Member]
Master Trust
Net appreciation	1,770,933	1,299,054
Dividends	23,689	44,245
Net investment income	1,794,622	1,343,299
Contributions	756,323	763,520
Interest from loans	10,999	9,327
Benefit payments	(1,190,030)	(1,260,589)
Administrative expenses	(4,715)	(11,197)
Net transfers out	(427,423)	(498,939)
Net change	1,367,199	844,360
Beginning of year	10,088,757	10,781,234
Net transfer out of Company Stock Investment Fund		(1,536,837)
End of year	$ 11,455,956	$ 10,088,757